Reserves for Future Policy Benefits and Contract Owner Account Balances	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Reserves for Future Policy Benefits and Contract Owner Account Balances
Reserves for Future Policy Benefits and Contract Owner Account Balances

Future policy benefits and contract owner account balances were as follows as of December 31, 2013 and 2012:

	2013	2012
Future policy benefits:
Individual and group life insurance contracts	$8,253.9	$8,132.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies	4,931.7	6,371.5
Accident and health	912.8	989.7
Total	$14,098.4	$15,493.6

Contract owner account balances:
GICs	$2,581.9	$3,642.8
Universal life type contracts	16,851.5	16,915.0
Fixed annuities and payout contracts without life contingencies	37,563.5	37,577.2
Fixed indexed annuities	12,911.4	12,427.1
Total	$69,908.3	$70,562.1